Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 42,208
2014	65,418
2015	68,406
2016	71,454
2017	74,682
Thereafter	18,876
Total minimum payments	$ 341,044